                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-8047

                             SCUDDER YIELDWISE FUNDS
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (6l7) 295-2663
                                                            --------------

                               Salvatore Schiavone
                  Deutsche Investment Management Americas Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        7/31

Date of reporting period:       7/31/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder YieldWise Funds

Scudder YieldWise Money Fund

Scudder YieldWise Government Money Fund

Scudder YieldWise Municipal Money Fund

Annual Report to Shareholders

July 31, 2003

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Auditors

<Click Here> Tax Information

<Click Here> Trustees and Officers

<Click Here> Account Management Resources

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. The prospectus contains more complete information, including a description of the risks of investing in the fund, management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary July 31, 2003

Scudder YieldWise Money Fund

Yield Comparison
[] Fund Yield [] First Tier Money Fund Average

Weekly 7-Day Average Yield

Scudder YieldWise Money Fund is compared to the First Tier Money Fund Average which consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities tracked by iMoneyNet, Inc. Yields are historical, will fluctuate and do not guarantee future results.*

7-day average yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	9	of	398	3
3-Year	11	of	350	4
5-Year	6	of	275	2

The Lipper Inc. ranking is based upon changes in net asset value with all dividends reinvested for the periods indicated as of 7/31/2003. The fund is compared to the Lipper Money Market Instrument Fund category. Rankings are historical and do not guarantee future performance.*

Source: Lipper Inc.

* Performance reflects a partial fee waiver which improved results during the period. Without this fee waiver, the 7-day average yield as of July 31, 2003 would have been 0.70%.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Please call (800) 621-1048 for the Fund's most up-to-date performance.

Scudder YieldWise Government Money Fund

Yield Comparison
[] Fund Yield [] Government Money Fund Average

Weekly 7-Day Average Yield

Scudder YieldWise Government Money Fund is compared to the Government Money Fund Average which consists of all non-institutional government money market funds tracked by iMoneyNet, Inc. Yields are historical, will fluctuate and do not guarantee future results.*

7-day average yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	5	of	123	5
3-Year	3	of	114	3

The Lipper Inc. ranking is based upon changes in net asset value with all dividends reinvested for the periods indicated as of 7/31/2003. The fund is compared to the Lipper Government Money Market Fund category. Rankings are historical and do not guarantee future performance.*

Source: Lipper Inc.

* Performance reflects a partial fee waiver which improved results during the period. Without this fee waiver, the 7-day average yield as of July 31, 2003 would have been 0.21%.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Please call (800) 621-1048 for the Fund's most up-to-date performance.

Scudder YieldWise Municipal Money Fund

Yield Comparison
[] Fund Yield [] Tax-Free Money Fund Average

Weekly 7-Day Average Yield

Scudder YieldWise Municipal Money Fund is compared to the Tax-Free Money Fund Average which consists of all non-institutional tax-free money market funds tracked by iMoneyNet Inc. Yields are historical, will fluctuate and do not guarantee future results. Income may be subject to state and local taxes and the Alternative Minimum Tax.*

7-day average yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	5	of	129	4
3-Year	2	of	119	2

The Lipper Inc. ranking is based upon changes in net asset value with all dividends reinvested for the periods indicated as of 7/31/2003. The fund is compared to the Lipper Tax-Free Money Market Fund category. Rankings are historical and do not guarantee future performance.*

Source: Lipper Inc.

* Performance reflects a partial fee waiver which improved results during the period. Without this fee waiver, the 7-day average yield as of July 31, 2003 would have been 0.54%.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Please call (800) 621-1048 for the Fund's most up-to-date performance.

Portfolio Management Review

Scudder YieldWise Funds: A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for Scudder YieldWise Funds. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of each fund. These investment professionals have a broad range of experience managing money market funds.

In the following interview, Portfolio Managers Christine C. Haddad and Joseph Benevento discuss the market environment and their team's approach to managing Scudder YieldWise Funds during the 12-month period ended July 31, 2003.

Q: What impact did Federal Reserve Board policy have on money market activity during the period?

A: Federal Reserve Board policy in general had a major impact on the backdrop to money market activity as did the US economy. During the first half of the fiscal year, the US economy grew slightly on the back of strong consumer demand for houses, housing-related items and automobiles. In September 2002, the Federal Reserve Board left rates unchanged, but it was a decision opposed by two board members. The ongoing threat of war with Iraq, volatility in the stock market, rising oil prices and relatively soft employment numbers all weighed on consumer confidence, which slumped in October to its lowest level since 1993. Business spending showed no convincing signs of a pickup until November, when a rise in durable goods orders signaled a possible turnaround. Consumer confidence rallied despite a poor labor market. Still, following a weak employment report as well as other unfavorable economic reports, the Federal Reserve Board cut the targeted federal funds rate by 50 basis points to 1.25% on November 6 in an effort to jump-start an economy that it thought might be decelerating.1 This surprisingly aggressive move gave investors some relief that support was in the pipeline for an economy in what Fed chairman Alan Greenspan called a "soft spot." In December, the Bush administration's shake-up of its economic team was seen by the financial markets as a sign that the president was looking to revive the economy with a new stimulus plan, including aggressive tax cuts.

1 The federal funds rate is the interest rate banks charge each other for overnight loans and is a closely watched indicator of US Federal Reserve Board monetary policy.

As 2003 began, investors demonstrated enthusiasm for the US government's economic growth initiatives. However, as concerns about the war with Iraq heightened and company managements reported a subdued outlook for first-quarter corporate earnings, the US equity market stumbled again. Gross domestic product (GDP) growth managed to chug along at a rate of 1.4%, but geopolitical uncertainties kept volatility high. In this environment, there was a flight to quality into short-term US Treasuries. In March 2003, the Federal Reserve Board stated that it would not currently take a stance on monetary policy given "the unusually large uncertainties clouding the geopolitical situation in the short run and their apparent effects on economic decision making."

During the second calendar quarter, economic and political conditions improved. A significant number of corporate earnings announcements during the quarter met or exceeded expectations. The $350 billion tax cut and spending incentives recently implemented offered stimulus to the economy. Also, the conclusion of active military operations in Iraq at the end of April provided the financial markets with a welcome sigh of relief. On the other hand, corporate spending remained reluctant and unemployment gradually worsened, keeping consumer spending reined in, with the exception of the housing sector. As a result, estimates for second quarter GDP remained in the 1.5% to 1.8% range.

On May 6, the Federal Reserve Board again kept the targeted federal funds rate unchanged at 1.25% but made it clear that it would maintain its accommodative monetary policy. It believed the probability of deflation exceeded that of a pickup in inflation over the next few quarters. Thus, money market yields continued to fall.

Then, on June 25, the Federal Reserve Board cut the targeted federal funds rate by 25 basis points to 1.00% in an effort to further support the economy and stimulate more growth over a longer period. This was the 13th time since the start of 2001 that the Federal Reserve Board cut rates, bringing current interest rates to their lowest level since 1958.

In July, the bond market experienced a strong backup as the 10-year note climbed about 150 basis points in yield, which was the most volatile move in 16 years. The sharp sell-off in the Treasury market can be attributed to various factors including an oversupply in Treasury securities and confusion over the Fed's communications regarding its use of long-term Treasuries as a policy tool.

Q: How did the funds in the series perform over the annual period?

A: We were able to produce competitive yields in the Scudder YieldWise Money Fund, Scudder YieldWise Government Money Fund and Scudder YieldWise Municipal Money Fund for the period. However, overall marketplace yields declined in the period, primarily reflecting the ripple effect of the Federal Reserve Board's 50-basis-point (i.e., one-half of a percentage point) interest rate cut on November 6, 2002. The Federal Reserve Board's 25-basis-point (i.e., one-quarter of a percentage point) cut on June 25, 2003, had a more modest impact on the funds' yields because the higher-yielding securities bought by the funds before the rate cut will continue to benefit the funds' yield until these securities mature. At maturity, the proceeds will be reinvested in securities that reflect the current level of rates, which is likely to be lower given the Federal Reserve Board rate cut.

Q: In light of recent market conditions, what has been the strategy for Scudder YieldWise Money Fund and Scudder YieldWise Government Money Fund?

A: By staying disciplined in the purchase of high-quality instruments and actively maintaining a longer-than- benchmark duration profile as market conditions changed, we were able to produce highly competitive yields in Scudder YieldWise Money Fund and Scudder YieldWise Government Money Fund for the annual period. In light of the uncertainty in the financial markets and in the US economy, we maintained an aggressive average weighted maturity, generally in the 81- to 84-day range, for most of the fiscal year.

At the start of the period, we maintained a "barbell strategy," whereby we purchased short-dated commercial paper for liquidity and also focused on adding yield through certificates of deposit in the Scudder YieldWise Money Fund. Within both portfolios, we added agency discount notes in the nine-month to one-year sector, as well as 13-month callable agencies to take advantage of the higher yields available at the long end of the money market yield curve. Toward the end of the third calendar quarter 2002, when the yield curve flattened and the large percentage of shorter-term holdings became vulnerable to potential interest rate cuts by the Federal Reserve Board, we adjusted our strategy to include purchases of securities in the intermediate range of the money market yield curve. We focused our investments during October in the one- to three-month range, locking in attractive rates and making the portfolio less susceptible to Federal Reserve Board action. We also reduced the position in floating-rate notes in the Scudder YieldWise Money Fund. In November, as the yield curve steepened again, we bought primarily in the three- to six-month range, where we were able to pick up significant yield while maintaining the fund's weighted average maturity at the longer end of its range. For the first time in several months, we were able to add floating-rate-note products, as the flat yield curve of the prior six to eight months had not made this an attractive investment. In December, we added liquidity to the fund in anticipation of typical year-end needs.

As 2003 began, we resumed our barbell strategy. When the yield curve flattened in March, we temporarily adjusted the strategy by focusing purchases at the intermediate portion of the money market yield curve. During the second calendar quarter, the majority expectation in our money market portfolio management team was for a 25-basis-point rate cut. When, in the run-up to the June 25 meeting by the Federal Reserve Board, interest rates incorporated more than 25 basis points of cuts, we held off buying securities with longer-term maturities. We focused instead on enhancing liquidity with investments in the one- to three-month range. While this led to a temporary reduction in the weighted average maturity of the funds, the decision proved correct. After the Federal Reserve Board's move, rates moved higher, and we used this opportunity to resume purchases of longer-dated securities at rates higher than immediately before June 25. In addition, the yield curve became positively sloped again, making the purchases of longer-dated securities more attractive.

In July, the long end of the Treasury curve steepened considerably, but the money market curve did not follow. Since we continue to anticipate a steeper curve in the future, we have been shortening our weighted average maturities to take advantage of a backup in yields.

Q: In light of recent market conditions, what has been the strategy for Scudder YieldWise Municipal Money Fund?

A: We adjusted Scudder YieldWise Municipal Money Fund's weighted average maturity to prepare for seasonal events and supply/demand phenomena. In light of the uncertainty in the financial markets and in the US economy, we tried to keep the fund's weighted average maturity in a neutral to shorter-than-the-benchmark range. This was especially so in April and May, when the municipal money market yield curve inverted. We continued to focus on the highest-quality investments throughout the period while seeking competitive yields across the municipal investment spectrum. In particular, we emphasized essential-services revenue issues and what is known as enhanced paper, i.e., securities guaranteed by a third party such as a bank or an insurance company. Given our credit concerns regarding California's downgrade in December 2002 and its subsequent placement on negative watch in June 2003, we chose not to participate in California's June issuance sale.

Q: Do you anticipate any change in your management strategies?

A: We intend to maintain our conservative investment strategies. We will seek to provide high current income consistent with liquidity and capital preservation.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary July 31, 2003

Scudder YieldWise Money Fund

Portfolio Composition	7/31/03	7/31/02

Commercial Paper	41%	36%
Floating Rate Notes	24%	21%
Short-Term Notes	22%	7%
Certificates of Deposit and Bank Notes	11%	19%
Repurchase Agreements	2%	17%
	100%	100%
Weighted Average Maturity*
Scudder YieldWise Money Fund	84 days
First Tier Money Fund Average	53 days

Scudder YieldWise Government Money Fund

Portfolio Composition	7/31/03	7/31/02

Short-Term Notes	68%	62%
Government Guaranteed Securities	11%	8%
Repurchase Agreements	21%	30%
	100%	100%
Weighted Average Maturity*
Scudder YieldWise Government Money Fund	81 days
Government Money Fund Average	49 days

Scudder YieldWise Municipal Money Fund

Portfolio Composition	7/31/03	7/31/02

Municipal Investments	100%	100%
Weighted Average Maturity*
Scudder YieldWise Municipal Money Fund	31 days
Tax-Free Money Fund Average	41 days

* The Funds are compared to their respective iMoneyNet category: the First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities; Government Money Fund Average consists of all non-institutional government money market funds; Tax-Free Money Fund Average consists of all non-institutional tax-free money market funds. Weighted average maturity is as of 7/31/2003.

Portfolio composition is subject to change. For more complete details about the Funds' holdings, see pages 14-22. A quarterly Portfolio Holdings report is available upon request.

Investment Portfolio as of July 31, 2003

Scudder YieldWise Money Fund

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 10.9%
Canadian Imperial Bank of Commerce, 1.345%, 3/25/2004	5,000,000	4,999,838
ING Bank NV, 1.05%, 9/30/2003	20,000,000	20,000,000
Landesbank Hessen-Thuringen Girozentrale, 1.4%, 1/29/2004	5,000,000	5,000,000
Societe Generale, 1.06%, 1/20/2004	15,000,000	15,000,704
Toronto Dominion Bank, 1.315%, 4/15/2004	5,000,000	4,999,735
Unicredito Italiano SpA, 1.04%, 10/17/2003	5,000,000	5,000,000
Total Certificates of Deposit and Bank Notes (Cost $55,000,277)		55,000,277

Commercial Paper 40.7%
CIT Group Holdings, Inc., 1.25%**, 8/1/2003	20,000,000	20,000,000
CIT Group Holdings, Inc., 1.25%**, 8/7/2003	5,000,000	4,998,958
Goldman Sachs Group, Inc., 1.21%, 1/20/2004	20,000,000	20,000,000
General Electric Capital Corp., 1.2%, 10/22/2003	15,000,000	15,002,266
Goldman Sachs Group, Inc., 1.29%, 9/26/2003	2,000,000	2,000,000
Grampian Funding LLC, 1.0%**, 12/9/2003	5,000,000	4,981,944
Grampian Funding LLC, 1.05%**, 9/24/2003	10,000,000	9,984,250
HBOS Treasury Services PLC, 1.06%, 1/21/2004	5,000,000	5,000,000
K2 (USA) LLC, 1.05%**, 9/8/2003	13,600,000	13,584,927
K2 (USA) LLC, 1.05%**, 9/25/2003	9,575,000	9,559,640
Links Finance LLC, 1.04%**, 10/3/2003	5,000,000	4,990,900
Morgan Stanley, 1.14%, 2/20/2004	5,000,000	5,000,000
Norddeutsche Landesbank Girozentrale, 1.1%, 7/6/2004	5,000,000	4,999,767
Norddeutsche Landesbank Girozentrale, 1.17%, 8/20/2004	5,000,000	5,000,000
Norddeutsche Landesbank Girozentrale, 1.24%, 8/1/2003	10,000,000	10,000,000
Park Ave Receivables, 1.11%**, 8/1/2003	15,000,000	15,000,000
Perry Global Funding LLC, 1.25%**, 8/7/2003	15,500,000	15,496,771
Scaldis Capital LLC, 1.05%**, 11/17/2003	15,000,000	14,952,750
Tango Finance Corp., 1.05%**, 9/10/2003	15,000,000	14,982,500
Tango Finance Corp., 1.05%**, 9/8/2003	10,000,000	9,988,917
Total Commercial Paper (Cost $205,523,590)		205,523,590

Floating Rate Notes* 23.8%
American Honda Finance Corp., 1.08%, 1/22/2004	25,000,000	25,001,261
Associates Corp. of North America, 1.219%, 6/15/2004	15,000,000	15,000,000
Blue Heron Funding LTD, 1.13%, 5/19/2004	5,000,000	5,000,000
CC (USA), Inc., 1.069%, 9/15/2003	15,000,000	14,999,816
Federal Farm Credit Bank, 1.031%, 1/17/2006	5,000,000	5,000,000
Federal Farm Credit Bank, 1.027%, 6/13/2005	5,000,000	4,999,067
General Electric Capital Corp., 1.14%, 11/20/2003	10,000,000	10,001,807
Nationwide Building Society, 1.08%, 7/23/2004	5,000,000	5,000,000
Salomon Smith Barney Holdings, Inc., 1.168%, 12/19/2003	10,000,000	10,007,004
Swedbank AB, 1.07%, 9/26/2003	25,000,000	24,999,616
Total Floating Rate Notes (Cost $120,008,571)		120,008,571

Short-Term Notes 22.7%
Federal Farm Credit Bank, 1.006%, 12/15/2004	25,000,000	24,994,885
Federal Home Loan Bank, 1.25%, 7/2/2004	5,000,000	5,000,000
Federal Home Loan Bank, 1.01%, 7/20/2004	5,000,000	5,000,000
Federal Home Loan Bank, 0.995%, 10/12/2004	5,000,000	4,997,585
Federal Home Loan Bank, 1.41%, 3/8/2004	10,000,000	10,000,000
Federal Home Loan Mortgage Corp., 1.045%**, 12/15/2003	5,000,000	4,980,261
Federal Home Loan Mortgage Corp., 1.175%**, 8/28/2003	15,000,000	14,986,781
Federal Home Loan Mortgage Corp., 1.06%**, 10/30/2003	5,000,000	4,986,750
Federal National Mortgage Association, 5.625%, 5/14/2004	5,000,000	5,175,843
Federal National Mortgage Association, 1.38%, 5/7/2004	10,000,000	10,000,000
Federal National Mortgage Association, 1.3%, 6/28/2004	10,000,000	10,000,000
Federal National Mortgage Association, 1.295%, 6/29/2004	5,000,000	5,000,000
Federal National Mortgage Association, 1.43%, 3/8/2004	5,000,000	5,000,000
Volkswagen Auto Loan Enhanced Trust, 1.005%, 7/20/2004	4,395,495	4,395,495
Total Short-Term Notes (Cost $114,517,600)		114,517,600

Repurchase Agreements*** 1.9%
Goldman Sachs & Co., 1.13%, dated 7/31/2003, to be repurchased at $7,000,220 on 8/1/2003	7,000,000	7,000,000
State Street Bank and Trust Co., 1.05%, dated 7/31/2003, to be repurchased at $2,387,070 on 8/1/2003	2,387,000	2,387,000
Total Repurchase Agreements (Cost $9,387,000)		9,387,000
Total Investment Portfolio - 100.0% (Cost $504,437,038) (a)		504,437,038

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2003.
** Annualized yield at the time of purchase; not a coupon rate.
*** Repurchase agreements are fully collateralized by US Treasury or Government agency securities.
(a) The cost for federal income tax purposes was $504,437,038.

The accompanying notes are an integral part of the financial statements.

Scudder YieldWise Government Money Fund

	Principal Amount ($)	Value ($)

Short-Term Notes 68.2%
Federal Farm Credit Bank, 1.006%*, 12/15/2004	15,000,000	14,996,931
Federal Farm Credit Bank, 1.027%*, 6/13/2005	5,000,000	4,999,067
Federal Farm Credit Bank, 1.031%*, 1/17/2006	5,000,000	5,000,000
Federal Home Loan Bank, 0.995%*, 10/12/2004	5,000,000	4,997,585
Federal Home Loan Bank, 4.875%, 4/16/2004	5,000,000	5,132,749
Federal Home Loan Mortgage Corp., 1.0%**, 10/31/2003	10,000,000	9,974,722
Federal Home Loan Mortgage Corp., 1.04%**, 10/9/2003	15,000,000	14,970,100
Federal Home Loan Mortgage Corp., 1.045%**, 12/15/2003	20,000,000	19,922,367
Federal Home Loan Mortgage Corp., 1.06%**, 10/30/2003	10,000,000	9,973,500
Federal National Mortgage Association, 1.08%**, 2/6/2004	5,000,000	4,971,650
Federal National Mortgage Association, 1.38%, 5/7/2004	10,000,000	10,000,000
Federal National Mortgage Association, 1.43%, 3/8/2004	5,000,000	5,000,000
Federal National Mortgage Association, 5.625%, 5/14/2004	5,000,000	5,175,843
Student Loan Marketing Association, 1.184%*, 2/12/2004	10,000,000	9,998,409
Total Short-Term Notes (Cost $125,112,923)		125,112,923

Government Guaranteed Securities 10.6%
Hainan Airlines, Series 2000-1, 0.895%*, 6/21/2004	4,921,684	4,921,684
Hainan Airlines, Series 2000-2, 0.92%*, 12/21/2004	6,416,788	6,416,789
Hainan Airlines, Series 2001-1, 1.119%*, 12/15/2007	2,714,771	2,714,771
Hainan Airlines, Series 2001-2, 1.119%*, 12/15/2007	2,714,771	2,714,771
Hainan Airlines, Series 2001-3, 1.119%*, 12/15/2007	2,714,771	2,714,771
Total Government Guaranteed Securities (Cost $19,482,786)		19,482,786

Repurchase Agreements*** 21.2%
Goldman Sachs & Co., 1.13%, dated 7/31/2003, to be repurchased at $25,000,785 on 8/1/2003	25,000,000	25,000,000
Merrill Lynch, 1.02%, dated 7/29/2003, to be repurchased at $10,000,850 on 8/4/2003	10,000,000	10,000,000
State Street Bank and Trust Co., 1.05%, dated 7/31/2003, to be repurchased at $3,764,110 on 8/1/2003	3,764,000	3,764,000
Total Repurchase Agreements (Cost $38,764,000)		38,764,000
Total Investment Portfolio - 100.0% (Cost $183,359,709) (a)		183,359,709

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2003.
** Annualized yield at the time of purchase; not a coupon rate.
*** Repurchase agreements are fully collateralized by US Treasury or Government agency securities.
(a) The cost for federal income tax purposes was $183,359,709.

The accompanying notes are an integral part of the financial statements.

Scudder YieldWise Municipal Money Fund

	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
California 3.5%
General Obligation, Series C-1, 0.9%*, 5/1/2033 (c)	400,000	400,000
General Obligation, Series 819-D, 0.9%*, 2/1/2028 (b)	4,900,000	4,900,000
Los Angeles, Airport Revenue, 1.0%*, 12/1/2025 (c)	1,156,000	1,156,000
Revenue Anticipation Notes, Series A, 2.0%, 6/30/2004 (b)	2,000,000	2,021,779
Water Department, 0.85%*, 5/1/2022	2,100,000	2,100,000
		10,577,779
Colorado 3.4%
Denver, City & County Economic Development Revenue, Western Stock Show Project, 1.0%*, 7/1/2029 (c)	4,050,000	4,050,000
Denver, City & County Special Facilities Airport Revenue, Worldport Project, Series A, AMT, 0.98%*, 12/1/2029 (c)	4,000,000	4,000,000
State General Funding Tax and Revenue Anticipation Notes, 1.75%, 6/25/2004	2,000,000	2,015,494
		10,065,494
Delaware 1.7%
Sussex County, Industrial Development Revenue, Perdue Agrirecycle LLC Project, AMT, 0.95%*, 1/1/2013 (c)	5,000,000	5,000,000
District of Columbia 0.3%
General Obligation, Series D, 0.9%*, 6/1/2029 (b) (c)	895,000	895,000
Florida 3.1%
Collier County, Health Facilities Authority, Hospital Revenue, Cleveland Clinic Health, Series C-1, 0.9%*, 1/1/2035 (c)	2,500,000	2,500,000
Gulf Breeze Revenue, Series A, 0.87%*, 3/31/2021 (c)	1,000,000	1,000,000
Indian River County, Hospital Revenue, 0.98%*, 10/1/2015 (c)	1,700,000	1,700,000
Jacksonville, Electric Authority Revenue, Electric Systems, Series F, 0.9%*, 10/1/2030 (b) (c)	1,400,000	1,400,000
Orange County, Health Facilities Authority Revenue, Presbyterian Retirement Project, 0.9%*, 11/1/2028 (c)	1,755,000	1,755,000
Palm Beach County, Health Facilities Revenue, Bethesda Healthcare Systems Project, 0.9%*, 12/1/2031 (c)	1,000,000	1,000,000
		9,355,000
Georgia 4.0%
Burke County, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp. Project, Series A, 0.9%*, 1/1/2020 (b)	600,000	600,000
Local Government Certificates of Participation, P-Floats-PT-1652, 0.9%*, 12/1/2022 (b) (c)	4,405,000	4,405,000
Laurens County, Solid Waste Disposal Revenue, Southeast Paper Manufactory Co. Project, 0.95%*, 9/1/2017 (c)	5,000,000	5,000,000
Willacoochie, Development Authority, Pollution Control Revenue, Langboard, Inc. Project, AMT, 0.95%*, 5/1/2021 (c)	2,000,000	2,000,000
		12,005,000
Idaho 2.7%
Power County, Industrial Development Authority, FMC Corp. Project, AMT, 0.95%*, 4/1/2014 (c)	8,000,000	8,000,000
Illinois 13.6%
Chicago, O'Hare International Airport Revenue, Series A, AMT, 0.85%*, 1/1/2018 (c)	3,000,000	3,000,000
Chicago, Sales Tax Revenue, 0.9%*, 1/1/2034 (b) (c)	3,700,000	3,700,000
Cook County, Industrial Development Revenue, Devorahco LLC Project, Series A, AMT, 0.95%*, 12/1/2034 (c)	2,000,000	2,000,000
Cook County, Series A, 5.0%, 11/15/2003 (b)	4,610,000	4,662,117
Development Finance Authority, Industrial Development Revenue, Henry Valve Co. Project, AMT, 0.95%*, 10/1/2006 (c)	1,365,000	1,365,000
Development Finance Authority, Industrial Development Revenue, Knead Dough Baking Project, AMT, 1.1%*, 9/1/2025 (c)	2,925,000	2,925,000
Development Finance Authority, Regional Organization Bank Project, 1.0%*, 12/1/2020 (c)	2,700,000	2,700,000
General Obligation, 2.0%, 1/15/2004	9,500,000	9,544,995
Lake Zurich, Industrial Development Revenue, Screenco LLC Project, AMT, 0.95%*, 3/1/2018 (c)	2,015,000	2,015,000
Regional Transportation Authority, Merlots Series A23, 0.95%*, 7/1/2030 (b) (c)	1,190,000	1,190,000
Sagamon County, Industrial Development Revenue, Contech Construction Products Project, AMT, 0.94%*, 6/1/2012 (c)	2,200,000	2,200,000
Sagamon County, Industrial Development Revenue, Contech Construction Products Project, AMT, 0.94%*, 6/1/2014 (c)	2,600,000	2,600,000
Tinley Park, Industrial Development Revenue, Harbor Tool Manufacturing, Inc. Project, AMT, 0.95%*, 7/1/2020 (c)	2,690,000	2,690,000
		40,592,112
Indiana 5.5%
Development Finance Authority, Industrial Development Revenue, Enterprise Center I Project, AMT, 0.95%*, 6/1/2022 (c)	2,900,000	2,900,000
Development Finance Authority, Industrial Development Revenue, Enterprise Center IV Project, AMT, 0.95%*, 6/1/2022 (c)	2,600,000	2,600,000
Development Finance Authority, Industrial Development Revenue, Enterprise Center VI Project, AMT, 0.95%*, 6/1/2022 (c)	4,900,000	4,900,000
Bond Bank Revenue, Advance Funding Program Notes, Series A, 2.0%, 1/27/2004 (b)	2,000,000	2,008,723
Indianapolis, Local Public Improvement Revenue Bonds, Series 784, 0.91%*, 7/1/2033 (b) (c)	4,000,000	4,000,000
		16,408,723
Kentucky 2.2%
Lexington-Fayette County, Industrial Development Revenue, YMCA Central Kentucky Project, 1.0%*, 7/1/2019 (c)	1,595,000	1,595,000
Pendleton County, Multi-City Lease Revenue, 0.85%, 9/8/2003	5,000,000	5,000,000
		6,595,000
Louisiana 0.9%
Offshore Term Authority, Deepwater Port Revenue, Loop LLC Project, Series A, 0.9%*, 9/1/2014 (c)	2,700,000	2,700,000
Maine 0.8%
General Obligation, Tax Anticipation Notes, 1.75%, 6/30/2004	2,250,000	2,269,333
Massachusetts 4.5%
Marblehead, Bond Anticipation Notes, 2.25%, 8/21/2003	3,500,000	3,501,683
Marblehead, Bond Anticipation Notes, 2.35%, 8/21/2003	3,000,000	3,001,605
Massachusetts Bay Transportation Authority Revenue Bonds, Series SG 156, 0.97%*, 7/1/2030 (c)	7,000,000	7,000,000
		13,503,288
Michigan 4.3%
ABN Amro Munitops Certificates, Series 2003-3, 0.93%*, 1/1/2011 (b) (c)	7,000,000	7,000,000
Detroit, City School District, Floater-PT-1844, 0.90%*, 5/1/2023	2,800,000	2,800,000
Farmington Hills, Economic Development Corp., Brookfield Building Association Project, 0.91%*, 11/1/2010 (c)	475,000	475,000
Oakland County, Economic Development Corp., Acme Manufacturing Co. Project, AMT, 1.05%*, 11/1/2023 (c)	650,000	650,000
Oakland County, Economic Development Corp., Lyon Gear & Machine, Inc. Project, AMT, 1.1%*, 5/1/2012 (c)	580,000	580,000
Strategic Fund, Limited Obligation Revenue, Continental Aluminum Project, AMT, 1.05%*, 10/1/2015	900,000	900,000
Strategic Fund, Limited Obligation Revenue, Creative Foam Corp. Project, AMT, 1.1%*, 11/1/2011 (c)	500,000	500,000
		12,905,000
Missouri 0.7%
St. Louis, Development Finance Board, Air Cargo Facilities Revenue, AMT, 0.96%*, 3/1/2030 (c)	2,000,000	2,000,000
Montana 0.6%
Forsyth, Pollution Control Revenue, Pacificorp. Project, 0.92%*, 1/1/2018 (c)	1,800,000	1,800,000
Nebraska 0.9%
Investment Finance Authority, Single Family Housing Revenue, Series G, AMT, 0.93%*, 9/1/2022 (b)	2,835,000	2,835,000
Nevada 0.7%
Las Vegas Valley Water District, Series B-10, 0.95%*, 6/1/2024 (b) (c)	2,000,000	2,000,000
New Hampshire 1.7%
State Business Finance Authority, Waste Management of NH, Inc. Project, AMT, 0.95%*, 9/1/2012 (c)	5,000,000	5,000,000
New Jersey 2.0%
Salem County, Industrial Pollution Control Financing Authority Revenue, E.I. Du Pont de Nemours and Co., 1.0%*, 3/1/2012	2,500,000	2,500,000
State Turnpike Authority Revenue, Series 2003-12, 1.03%*, 1/1/2019	3,500,000	3,500,000
		6,000,000
New York 6.2%
Metropolitan Transportation Authority Revenue, P-Floats-PA-1083, 0.88%*, 5/15/2010 (b) (c)	3,600,000	3,600,000
Multifamily Housing Revenue, Series A, 0.89%*, 11/1/2028 (b)	2,200,000	2,200,000
New York City, Transitional Finance Authority, Bond Anticipation Notes, Series 2, 2.0%, 2/19/2004	2,500,000	2,512,306
New York City, Municipal Water Finance Authority, Water and Sewer Systems Revenue, Series A, 0.87%*, 6/15/2025 (b) (c)	300,000	300,000
New York City, Municipal Water Finance Authority, 1.0%, 8/14/2003	5,000,000	5,000,000
Power Authority, 1.0%, 8/6/2003	5,000,000	5,000,000
		18,612,306
North Carolina 1.1%
Moore County Industrial Facilities & Pollution Control Finance Authority Revenue, AMT, 1.0%*, 5/1/2010 (c)	3,200,000	3,200,000
Ohio 1.2%
Higher Educational Facilities Community Revenue, Pooled Program, Series A, 1.0%*, 9/1/2025 (c)	3,560,000	3,560,000
Oklahoma 1.5%
Industrial Authority Revenue, Integris Baptist, Series B, 0.9%*, 8/15/2029 (b) (c)	2,290,000	2,290,000
Payne County, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 0.88%*, 6/1/2032 (b) (c)	1,995,000	1,995,000
Tulsa County, Industrial Authority Revenue, First Mortgage Montercau, Series A, 0.9%*, 7/1/2032 (c)	200,000	200,000
		4,485,000
Pennsylvania 2.6%
Dauphin County, General Authority, Education & Health Loan Program, 0.93%*, 11/1/2017 (b) (c)	200,000	200,000
Higher Education Assistance Agency, Student Loan Revenue, Series A, AMT, 0.95%*, 3/1/2027 (b) (c)	7,700,000	7,700,000
		7,900,000
Tennessee 5.6%
Baptist Memorial Hospital, 0.85%, 8/18/2003	5,000,000	5,000,000
Blount County, Public Building Authority, 0.86%*, 6/1/2027 (b)	4,040,000	4,040,000
Clarksville, Public Building Authority Revenue, 0.85%*, 6/1/2024 (c)	3,925,000	3,925,000
Clarksville, Public Building Authority Revenue, 0.95%*, 7/1/2031 (c)	1,810,000	1,810,000
Montgomery County, Public Building Authority Pooled Financing Revenue, Tennessee County Loan Pool, 0.95%*, 4/1/2032 (c)	325,000	325,000
Shelby County, Tax Anticipation Notes, 2.0%, 6/30/2004	1,600,000	1,615,173
		16,715,173
Texas 14.7%
Clear Creek Independent School District, Series 793, 0.91%*, 2/15/2021 (b) (c)	5,150,000	5,150,000
Dallas-Fort Worth International Airport Facility Improvement Revenue, Learjet, Inc. Project, Series A-1, AMT, 0.95%*, 1/1/2016 (c)	6,080,000	6,080,000
General Obligation, College Student Loans, 0.95%*, 2/1/2009 (c)	4,060,000	4,060,000
Harris County, Health Facilities Development Corp. Revenue, Methodist Hospital, 0.9%*, 12/1/2032 (c)	3,000,000	3,000,000
Houston, General Obligation, 0.9%*, 3/1/2012 (b) (c)	4,000,000	4,000,000
Houston, General Obligation, 0.95%, 8/14/2003	5,000,000	5,000,000
Tax & Revenue Anticipation Notes, 2.75%, 8/29/2003	10,350,000	10,360,677
Water Development Board Revenue, Revolving Fund, 0.9%*, 7/15/2022 (c)	1,455,000	1,455,000
Water Development Board Revenue, Series 804, 0.91%*, 7/15/2021 (c)	4,722,500	4,722,500
		43,828,177
Utah 1.3%
Intermountain Power Authority, Series A, 0.99%, 8/12/2003 (b)	3,800,000	3,800,000
Vermont 2.1%
Student Assistance Corp., Student Loan Revenue, 1.0%*, 1/1/2004 (c)	6,405,000	6,405,000
Virginia 1.5%
Henrico County, Economic Development Authority, Industrial Development Revenue, Colonial Mechanical Corp., AMT, 0.95%*, 8/1/2020 (c)	4,400,000	4,400,000
Washington 0.8%
Tacoma City, General Obligation, 1.05%, 8/14/2003	2,500,000	2,500,000
West Virginia 0.1%
Preston County, Industrial Development Revenue, Allegheny Wood Products, Inc., AMT, 1.1%*, 12/1/2007 (c)	225,000	225,000
Wisconsin 3.9%
Housing & Economic Development Authority, Business Development Revenue, AMT, 1.0%*, 9/1/2019 (c)	3,420,000	3,420,000
Park Falls, Industrial Development Revenue, Weather Shield Project, AMT, 1.1%*, 8/1/2020 (c)	3,630,000	3,630,000
Pewaukee, Industrial Development Revenue, Mixer Systems, Inc. Project, AMT, 1.1%*, 9/1/2020 (c)	1,900,000	1,900,000
Transportation Authority, 1.1%, 10/9/2003	2,708,000	2,708,000
		11,658,000
Wyoming 0.3%
Platte County, Pollution Control Revenue, 0.92%*, 7/1/2014 (c)	900,000	900,000
Total Investment Portfolio - 100.0% (Cost $298,695,385) (a)		298,695,385

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of July 31, 2003.
(a) The cost for federal income tax purposes was $298,695,385.
(b) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance
PSF-GTD	Permanent School Fund

(c) Security incorporates a letter of credit or line of credit from a major bank.
AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of July 31, 2003
Assets	Money Fund	Government Money Fund	Municipal Money Fund
Investments: Investments in securities, at amortized cost	$ 495,050,038	$ 144,595,709	$ 298,695,385
Repurchase agreements, at amortized cost	9,387,000	38,764,000	-
Total investments in securities, at amortized cost	504,437,038	183,359,709	298,695,385
Cash	754	337	-
Receivable for investments sold	-	-	5,620,283
Interest receivable	501,680	270,427	902,512
Receivable for Fund shares sold	105,733	74,532	116,544
Due from Advisor	-	-	100,969
Other assets	5,640	-	-
Total assets	505,050,845	183,705,005	305,435,693
Liabilities
Due to custodian bank	-	-	132,844
Payable for investments purchased	-	10,000,000	-
Dividends payable	62,879	20,001	28,106
Payable for Fund shares redeemed	811,097	472,112	726,889
Accrued management fee	252,970	117,186	-
Other accrued expenses and payables	24,400	32,828	21,912
Total liabilities	1,151,346	10,642,127	909,751
Net assets, at value	$ 503,899,499	$ 173,062,878	$ 304,525,942
Net Assets
Net assets consist of: Undistributed (accumulated distributions in excess of) net investment income	16,327	7,196	(1,460)
Accumulated net realized gain (loss)	(7,711)	-	(105)
Paid-in capital	503,890,883	173,055,682	304,527,507
Net assets, at value	$ 503,899,499	$ 173,062,878	$ 304,525,942
Shares outstanding	503,891,682	173,054,992	304,527,549
Net asset value, offering and redemption price per share (Net asset value / outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended July 31, 2003
Investment Income	Money Fund	Government Money Fund	Municipal Money Fund
Income: Interest	$ 9,519,836	$ 3,155,904	$ 4,249,061
Expenses: Management fee	2,452,384	1,015,940	1,469,160
Services to shareholders	382,129	152,395	138,702
Custodian fees	47,409	36,048	18,793
Auditing	35,473	29,608	31,255
Legal	14,855	5,066	8,383
Trustees' fees and expenses	24,438	20,289	24,873
Reports to shareholders	8,910	7,211	4,720
Registration fees	18,931	34,242	31,135
Other	32,981	17,717	24,020
Total expenses, before expense reductions	3,017,510	1,318,516	1,751,041
Expense reductions	(766,112)	(573,306)	(789,857)
Total expenses, after expense reductions	2,251,398	745,210	961,184
Net investment income	7,268,438	2,410,694	3,287,877
Net realized gain (loss) on investment transactions	52,266	15,196	(37)
Net increase (decrease) in net assets resulting from operations	$ 7,320,704	$ 2,425,890	$ 3,287,840

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Money Fund
Increase (Decrease) in Net Assets	Years Ended July 31,
	2003	2002
Operations: Net investment income	$ 7,268,438	$ 18,390,250
Net realized gain (loss) on investment transactions	52,266	2,588
Net increase (decrease) in net assets resulting from operations	7,320,704	18,392,838
Distributions to shareholders from net investment income	(7,314,588)	(18,392,241)
Fund share transactions: Proceeds from shares sold	307,371,466	542,802,419
Reinvestment of distributions	7,187,162	18,168,680
Cost of shares redeemed	(512,150,616)	(837,648,455)
Net increase (decrease) in net assets from Fund share transactions	(197,591,988)	(276,677,356)
Increase (decrease) in net assets	(197,585,872)	(276,676,759)
Net assets at beginning of period	701,485,371	978,162,130
Net assets at end of period (including undistributed net investment income of $16,327 and $62,477, respectively)	$ 503,899,499	$ 701,485,371
Other Information
Shares outstanding at beginning of period	701,483,660	978,161,970
Shares sold	307,371,466	542,801,475
Shares issued to shareholders in reinvestment of distributions	7,187,162	18,168,680
Shares redeemed	(512,150,606)	(837,648,465)
Net increase (decrease) in Fund shares	(197,591,978)	(276,678,310)
Shares outstanding at end of period	503,891,682	701,483,660

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Government Money Fund
Increase (Decrease) in Net Assets	Years Ended July 31,
	2003	2002
Operations: Net investment income	$ 2,410,694	$ 6,626,910
Net realized gain (loss) on investment transactions	15,196	9,000
Net increase (decrease) in net assets resulting from operations	2,425,890	6,635,910
Distributions to shareholders from net investment income	(2,397,427)	(6,657,176)
Fund share transactions: Proceeds from shares sold	196,573,182	343,929,794
Reinvestment of distributions	2,366,924	6,517,815
Cost of shares redeemed	(273,824,326)	(490,057,113)
Net increase (decrease) in net assets from Fund share transactions	(74,884,220)	(139,609,504)
Increase (decrease) in net assets	(74,855,757)	(139,630,770)
Net assets at beginning of period	247,918,635	387,549,405
Net assets at end of period (including undistributed net investment income and accumulated distributions in excess of net investment income of $7,196 and $21,267, respectively)	$ 173,062,878	$ 247,918,635
Other Information
Shares outstanding at beginning of period	247,939,212	387,548,721
Shares sold	196,573,182	343,929,794
Shares issued to shareholders in reinvestment of distributions	2,366,924	6,517,815
Shares redeemed	(273,824,326)	(490,057,118)
Net increase (decrease) in Fund shares	(74,884,220)	(139,609,509)
Shares outstanding at end of period	173,054,992	247,939,212

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Municipal Money Fund
Increase (Decrease) in Net Assets	Years Ended July 31,
	2003	2002
Operations: Net investment income	$ 3,287,877	$ 7,257,156
Net realized gain (loss) on investment transactions	(37)	-
Net increase (decrease) in net assets resulting from operations	3,287,840	7,257,156
Distributions to shareholders from net investment income	(3,289,511)	(7,257,143)
Fund share transactions: Proceeds from shares sold	173,472,539	409,305,064
Reinvestment of distributions	3,258,431	7,163,132
Cost of shares redeemed	(224,032,803)	(505,232,020)
Net increase (decrease) in net assets from Fund share transactions	(47,301,833)	(88,763,824)
Increase (decrease) in net assets	(47,303,504)	(88,763,811)
Net assets at beginning of period	351,829,446	440,593,257
Net assets at end of period (including accumulated distributions in excess of net investment income and undistributed net investment income of $1,460 and $174, respectively)	$ 304,525,942	$ 351,829,446
Other Information
Shares outstanding at beginning of period	351,829,382	440,593,206
Shares sold	173,472,539	409,305,064
Shares issued to shareholders in reinvestment of distributions	3,258,431	7,163,132
Shares redeemed	(224,032,803)	(505,232,020)
Net increase (decrease) in Fund shares	(47,301,833)	(88,763,824)
Shares outstanding at end of period	304,527,549	351,829,382

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Scudder YieldWise Money Fund
Years Ended July 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.012	.02	.06	.06	.05
Less distributions from net investment income	(.012)	(.02)	(.06)	(.06)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	1.21	2.11	5.64[b]	5.88	5.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	504	701	978	930	914
Ratio of expenses before expense reductions (%)	.51	.47	.44[c]	.47	.45
Ratio of expenses after expense reductions (%)	.38	.36	.34[c]	.34	.34
Ratio of net investment income (%)	1.23	2.15	5.49	5.72	4.92

a Total returns would have been lower had certain expenses not been reduced.
b Total return for the year ended July 31, 2001 includes the effect of a voluntary capital contribution from the Advisor. Without this contribution the total return would have been lower.
c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .44% and .34%, respectively.

Scudder YieldWise Government Fund
Years Ended July 31,	2003	2002	2001	2000	1999[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.012	.02	.06	.06	.03
Less distributions from net investment income	(.012)	(.02)	(.06)	(.06)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	1.16	2.09	5.67	5.94	3.30**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	173	248	388	385	211
Ratio of expenses before expense reductions (%)	.65	.58	.54[c]	.63	.61*
Ratio of expenses after expense reductions (%)	.37	.31	.21[c]	.10	.05*
Ratio of net investment income (%)	1.18	2.16	5.55	5.87	4.92*

a For the period from December 1, 1998 (commencement of operations) to July 31, 1999.
b Total returns would have been lower had certain expenses not been reduced.
c The ratios of operating expenses excluding costs incurred in connection with a fund complex. reorganization before and after expense reductions were .53% and .21%, respectively.
* Annualized
** Not annualized

Scudder YieldWise Municipal Money Fund
Years Ended July 31,	2003	2002	2001	2000	1999[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.010	.02	.04	.04	.02
Less distributions from net investment income	(.010)	(.02)	(.04)	(.04)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	1.03	1.63	3.86	3.96	2.09**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	305	352	441	257	81
Ratio of expenses before expense reductions (%)	.55	.54	.55[c]	.69	.88*
Ratio of expenses after expense reductions (%)	.30	.16	-[c]	-	-*
Ratio of net investment income (%)	1.03	1.64	3.76	3.98	3.25*

a For the period from December 1, 1998 (commencement of operations) to July 31, 1999.
b Total returns would have been lower had certain expenses not been reduced.
c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .55% and .00%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements

A. Significant Accounting Policies

Scudder YieldWise Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust currently offers three investment funds ("Funds"). Each Fund takes its own approach to money market investing. Scudder YieldWise Money Fund emphasizes yield through a more diverse universe of investments, while Scudder YieldWise Government Money Fund emphasizes government securities. Scudder YieldWise Municipal Money Fund invests for federally tax-free income.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receive delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian or agent bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

At July 31, 2003, the Funds had net tax basis capital loss carryforwards as follows which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the respective expiration dates, whichever occurs first:

Fund	Capital Loss Carryforward ($)	Expiration
Scudder YieldWise Money Fund	(8,000)	7/31/2010

In addition, from November 1, 2002 through July 31, 2003, the Scudder YieldWise Municipal Money Fund incurred approximately $100 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended July 31, 2004.

Distribution of Income. All of the net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

At July 31, 2003, the Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

	Scudder YieldWise Money Fund	Scudder YieldWise Government Money Fund	Scudder YieldWise Municipal Money Fund
Undistributed ordinary income*	$ 83,618	$ 30,282	$ -
Undistributed tax-exempt income	-	-	31,146
Capital loss carryforwards	(8,000)	-	-

In addition, during the years ended July 31, 2003 and July 31, 2002, the tax character of distributions paid to shareholders by each Fund is summarized as follows:

Fund	2003	2002
Scudder YieldWise Money Fund - from ordinary income*	$ 7,314,588	$ 18,392,241
Scudder YieldWise Government Money Fund - from ordinary income*	2,397,427	6,657,176
Scudder YieldWise Municipal Money Fund - from tax-exempt income	3,289,511	7,257,143

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Management Agreements with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreements. Each Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.50% of the first $215,000,000 of the Fund's average daily net assets, 0.375% of the next $335,000,000 of such net assets, 0.30% of the next $250,000,000 of such net assets and 0.25% of such net assets in excess of $800,000,000, computed and accrued daily and payable monthly.

For the year ended July 31, 2003, the Advisor has agreed to temporarily waive all or a portion of its management fee and reimburse or pay operating expenses of each Fund as follows: for Scudder YieldWise Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.38%; for Scudder YieldWise Government Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.37%; for Scudder YieldWise Municipal Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.30%.

Accordingly, for the year ended July 31, 2003, the Funds incurred the following management fees:

Fund	Total Aggregated ($)	Not Imposed ($)	Effective Rate (%)
Scudder YieldWise Money Fund	2,452,384	419,337.34
Scudder YieldWise Government Money Fund	1,015,940	428,360.29
Scudder YieldWise Municipal Money Fund	1,469,160	657,914.25

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. Effective January 16, 2003, pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are born by SISC, not by the Funds. For the year ended July 31, 2003, SISC received shareholder services fees as follows:

Fund	Total Aggregated ($)	Not Imposed ($)	Unpaid at July 31, 2003 ($)
Scudder YieldWise Money Fund	346,186	346,186	-
Scudder YieldWise Government Money Fund	144,045	144,045	-
Scudder YieldWise Municipal Money Fund	131,532	131,532	-

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

C. Expense Off-Set Arrangements

Each Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. During the year ended July 31, 2003, the Funds' custodian and transfer agent fees were reduced as follows:

Fund	Custodian Fee ($)	Transfer Agent Fee ($)
Scudder YieldWise Money Fund	589	-
Scudder YieldWise Government Money Fund	901	-
Scudder YieldWise Municipal Money Fund	411	-

D. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Funds may borrow up to a maximum of 33 percent of their net assets under the agreement.

Report of Ernst & Young LLP, Independent Auditors

The Trustees and Shareholders of Scudder YieldWise Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Scudder YieldWise Funds comprising the Scudder YieldWise Money Fund, Scudder YieldWise Government Money Fund and Scudder YieldWise Municipal Money Fund (the "Funds"), as of July 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising Scudder YieldWise Funds at July 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts September 26, 2003	/s/ Ernst & Young LLP

Tax Information (Unaudited)

Of the dividends paid from net investment income for the Scudder YieldWise Municipal Money Fund for the taxable year ended July 31, 2003, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-621-1048.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the funds as of July 31, 2003. Each individual's age is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the funds.

Non-Interested Trustees
Name, Age, Position(s) Held with the Funds and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
John W. Ballantine (57) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Enron Corporation (energy trading firm) (effective May 30, 2002); First Oak Brook Bancshares, Inc.; Oak Brook Bank; Tokheim Corporation (designer, manufacturer and servicer of electronic and mechanical petroleum marketing systems); American Healthways, Inc. (provider of disease and care management services).	82
Lewis A. Burnham (70) Trustee, 1977-present	Retired; formerly, Director of Management Consulting, McNulty & Company (1990-1998); prior thereto, Executive Vice President, Anchor Glass Container Corporation.	82
Donald L. Dunaway (66) Trustee, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994).	82
James R. Edgar (57) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty-care products).	82
Paul K. Freeman (53) Trustee, 2002-present	President, Cook Street Holdings (consulting); Adjunct Professor, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998).	82
Robert B. Hoffman (66) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999).	82
Shirley D. Peterson (61) Trustee, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), U.S. Department of Justice. Directorships: Bethlehem Steel Corp.; Federal Mogul Corp. (supplier of automotive components and subsystems); Trustee, Bryn Mawr College.	82
Fred B. Renwick (73) Trustee, 1988-present	Retired; Professor Emeritus of Finance, New York University, Stern School of Business (2001-present); formerly, Professor, New York University Stern School of Business (1965-2001). Directorships: The Wartburg Foundation; Chairman, Finance Committee of Morehouse College Board of Trustees; formerly, Director of Board of Pensions, Evangelical Lutheran Church in America; member of the Investment Committee of Atlanta University Board of Trustees; Chair of the Investment Committee, American Bible Society Board of Trustees.	82
William P. Sommers (70) Trustee, 1979-present	Retired; formerly, President and Chief Executive Officer, SRI International (research and development) (1994-1998); prior thereto, Executive Vice President, lameter (medical information and educational service provider); Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm). Directorships: PSI Inc. (satellite engineering and components); Evergreen Solar, Inc. (develop/manufacture solar electric system engines); H2 Gen (manufacture hydrogen generators); Zassi Medical Evolutions, Inc. (specialists in intellectual property opportunities in medical device arena); Guckenheimer Enterprises (executive food services).
		82
John G. Weithers (69) Trustee, 1993-present	Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange. Directorships: Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges; Records Management Systems.	82

Interested Trustees and Officers[2]
Name, Age, Position(s) Held with the Funds and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Richard T. Hale[3] (58) Chairman and Trustee, 2002-present President, 2003-present	Managing Director, Deutsche Investment Management Americas Inc. (2003-present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present); formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999)
200
Joseph Benevento[5] (36) Vice President, 2003-present	Director, Deutsche Asset Management (2002-present); formerly, Portfolio Manager for Citigroup Asset Management and Assistant Portfolio Manager for Smith Barney.	n/a
Philip J. Collora (57) Vice President and Assistant Secretary, 1986-present	Director, Deutsche Asset Management	n/a
Daniel O. Hirsch[3] (49) Vice President and Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)
n/a
Kenneth Murphy[4] (39) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); Vice President, Scudder Distributors, Inc. (December 2002-present); formerly, Director, John Hancock Signature Services (1992-2000)	n/a
Darlene M. Rasel[6] (52) Vice President, 2002-present	Managing Director, Deutsche Asset Management	n/a
Charles A. Rizzo[4] (45) Treasurer, 2002-present	Director, Deutsche Asset Management (April 2000-present). Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)
n/a
Salvatore Schiavone[4] (37) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Lucinda H. Stebbins[4] (57) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Kathleen Sullivan D'Eramo[4] (46) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
John Millette[4] (40) Secretary, 2001-present	Director, Deutsche Asset Management	n/a
Caroline Pearson[4] (41) Assistant Secretary, 1998-present	Managing Director, Deutsche Asset Management	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the fund.
3 Address: One South Street, Baltimore, Maryland
4 Address: Two International Place, Boston, Massachusetts
5 Address: 280 Park Avenue, New York, New York
6 Address: 345 Park Avenue, New York, New York

The funds' Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Account Management Resources

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For more information	(800) 621-1048 To speak with a Scudder service representative.
Written correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148

	Scudder YieldWise Money Fund	Scudder YieldWise Government Money Fund	Scudder YieldWise Municipal Money Fund
Nasdaq Symbol	SYWXX	SYGXX	SYUXX
CUSIP Number	81124A-108	81124A-207	81124A-306
Fund Number	80	58	67

ITEM 2.         CODE OF ETHICS.

                               Scudder/DeAM Funds

       Principal Executive and Principal Financial Officer Code of Ethics

               For the Registered Management Investment Companies

                              Listed on Appendix A

                                                                 Effective Date
                                                                 [July 15, 2003]

Table of Contents
                                                                     Page Number

   VII.     Acknowledgement and Certification of Adherence to

I.       Overview

         This Principal  Executive Officer and Principal  Financial Officer Code
         of Ethics  ("Officer  Code") sets forth the  policies,  practices,  and values  expected  to be  exhibited  in the  conduct  of  the  Principal
         Executive  Officers and Principal  Financial Officers of the investment companies ("Funds") they serve ("Covered Officers").  A list of Covered
         Officers and Funds is included on Appendix A.

         The Boards of the Funds  listed on Appendix A have elected to implement the Officer Code,  pursuant to Section 406 of the Sarbanes-Oxley Act of
         2002 and the SEC's rules thereunder,  to promote and demonstrate honest and ethical conduct in their Covered Officers.

         Deutsche Asset  Management,  Inc. or its affiliates  ("DeAM") serves as the  investment  adviser to each Fund.  All Covered  Officers  are also employees of DeAM or an affiliate. Thus, in addition to adhering to the
         Officer  Code,  these  individuals  must comply with DeAM  policies and procedures,  such as the DeAM Code of Ethics governing personal trading activities,  as adopted  pursuant  to Rule 17j-1  under the  Investment
         Company Act of 1940.1 In addition,  such  individuals  also must comply with other applicable Fund policies and procedures.

         The DeAM Compliance Officer, who shall not be a Covered Officer and who shall serve as such  subject to the  approval  of the Fund's  Board (or committee  thereof),  is primarily  responsible  for  implementing  and enforcing  this Code.  The  Compliance  Officer  has the  authority  to interpret  this  Officer  Code  and  its  applicability  to  particular circumstances.  Any questions about the Officer Code should be directed to the DeAM Compliance Officer.

         The DeAM Compliance  Officer and his or her contact  information can be found in Appendix A.

II.      Purposes of the Officer Code

         The purposes of the Officer Code are to deter wrongdoing and to:

         o        promote  honest and ethical  conduct among  Covered  Officers, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

         o        promote  full,  fair,  accurate,   timely  and  understandable
                  disclosures  in reports and documents that the Funds file with or submit to the SEC (and in other public  communications from
                  the  Funds)  and  that  are  within  the   Covered   Officer's
                  responsibilities;

         o        promote   compliance   with   applicable   laws,   rules   and
                  regulations;

         o        encourage the prompt  internal  reporting of violations of the
                  Officer Code to the DeAM Compliance Officer; and

         o        establish accountability for adherence to the Officer Code.

         Any  questions  about the  Officer  Code  should be  referred to DeAM's
         Compliance Officer.

--------

1 The obligations imposed by the Officer Code are separate from, and in addition to, any obligations imposed under codes of ethics adopted pursuant to Rule 17j-1 under  the  Investment  Company  Act of  1940,  and any  other  code of  conduct applicable to Covered Officers in whatever capacity they serve. The Officer Code does not  incorporate any of those other codes and,  accordingly,  violations of those codes will not  necessarily  be considered  violations of the Officer Code and waivers granted under those codes would not necessarily  require a waiver to be  granted  under  this  Code.  Sanctions  imposed  under  those  codes  may be considered in determining appropriate sanctions for any violation of this Code.

                                                                               3

III.     Responsibilities of Covered Officers

         A.       Honest and Ethical Conduct

         It is the duty of every Covered  Officer to encourage  and  demonstrate honest and ethical conduct,  as well as adhere to and require adherence to the Officer Code and any other  applicable  policies and  procedures designed to promote this behavior.  Covered  Officers must at all times conduct  themselves with integrity and  distinction,  putting first the interests of the Fund(s) they serve.  Covered  Officers  must be honest and candid  while  maintaining  confidentiality  of  information  where required by law, DeAM policy or Fund policy.

         Covered   Officers  also  must,  at  all  times,  act  in  good  faith, responsibly  and with  due  care,  competence  and  diligence,  without misrepresenting  or being  misleading  about material facts or allowing their  independent  judgment to be subordinated.  Covered Officers also should maintain skills appropriate and necessary for the performance of their duties for the Fund(s).  Covered  Officers also must  responsibly use and control all Fund assets and resources entrusted to them.

         Covered  Officers may not  retaliate  against  others for, or otherwise discourage  the  reporting  of,  actual or apparent  violations  of the
         Officer Code or applicable laws or regulations. Covered Officers should create an  environment  that  encourages  the exchange of  information, including concerns of the type that this Code is designed to address.

         B.       Conflicts of Interest

         A  "conflict  of  interest"  occurs when a Covered  Officer's  personal interests  interfere with the interests of the Fund for which he or she serves as an officer.  Covered  Officers may not  improperly  use their position with a Fund for personal or private gain to themselves,  their family,  or any other person.  Similarly,  Covered Officers may not use
         their  personal  influence  or  personal   relationships  to  influence
         decisions  or other Fund  business or  operational  matters  where they would  benefit  personally  at the  Fund's  expense  or to  the  Fund's detriment.  Covered Officers may not cause the Fund to take action,  or refrain from taking action,  for their  personal  benefit at the Fund's expense or to the Fund's  detriment.  Some  examples  of  conflicts  of interest  follow  (this  is not an  all-inclusive  list):  being in the position of  supervising,  reviewing or having any influence on the job evaluation,  pay or benefit of any  immediate  family  member who is an employee of a Fund service provider or is otherwise associated with the
         Fund; or having an ownership  interest in, or having any  consulting or employment relationship with, any Fund service provider other than DeAM or its affiliates.

         Certain  conflicts  of  interest  covered by this Code arise out of the relationships  between  Covered  Officers and the Fund that already are subject to conflict of interest  provisions in the  Investment  Company
         Act and the Investment Advisers Act. For example,  Covered Officers may not individually  engage in certain  transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as  "affiliated  persons"  of the Fund.  Covered  Officers  must comply with applicable laws and regulations.  Therefore, any violations
         of  existing  statutory  and  regulatory   prohibitions  on  individual
         behavior could be considered a violation of this Code.

         As  to  conflicts  arising  from,  or  as  a  result  of  the  advisory relationship (or any other relationships) between the Fund and DeAM, of which the  Covered  Officers  are also  officers  or  employees,  it is recognized by the Board that, subject to DeAM's fiduciary duties to the
         Fund,  the Covered  Officers  will in the normal course of their duties
         (whether formally for the Fund or for DeAM, or for both) be involved in establishing  policies  and  implementing  decisions  which  will  have different  effects on

                                                                               4

         DeAM and the Fund. The Board  recognizes that the  participation of the
         Covered  Officers  in  such  activities  is  inherent  in the  contract relationship  between  the Fund and DeAM,  and is  consistent  with the expectation of the Board of the performance by the Covered  Officers of their duties as officers of the Fund.

         Covered  Officers  should  avoid  actual  conflicts  of  interest,  and appearances  of conflicts of  interest,  between the Covered  Officer's duties  to the  Fund and his or her  personal  interests  beyond  those contemplated  or anticipated  by applicable  regulatory  schemes.  If a
         Covered  Officer  suspects or knows of a conflict or an  appearance  of one, the Covered Officer must immediately report the matter to the DeAM
         Compliance  Officer.  If a Covered Officer, in lieu of reporting such a matter to the DeAM Compliance  Officer,  may report the matter directly to the Fund's Board (or committee  thereof),  as appropriate  (e.g., if the  conflict  involves  the DeAM  Compliance  Officer  or the  Covered
         Officer reasonably  believes it would be futile to report the matter to the DeAM Compliance Officer).

         When  actual,  apparent or  suspected  conflicts  of interest  arise in connection with a Covered  Officer,  DeAM personnel aware of the matter should promptly contact the DeAM Compliance  Officer.  There will be no reprisal or retaliation against the person reporting the matter.

         Upon receipt of a report of a possible  conflict,  the DeAM  Compliance
         Officer will take steps to determine  whether a conflict exists.  In so doing,  the DeAM  Compliance  Officer  may take any  actions  he or she determines to be appropriate in his or her sole  discretion and may use
         all  reasonable  resources,   including  retaining  or  engaging  legal
         counsel,  accounting firms or other consultants,  subject to applicable law.2 The costs  associated with such actions may be borne by the Fund, if appropriate,  after consultation with the Fund's Board (or committee thereof).  Otherwise,  such  costs  will be  borne  by  DeAM  or  other appropriate Fund service provider.

         After full review of a report of a possible  conflict of interest,  the
         DeAM  Compliance  Officer may determine  that no conflict or reasonable appearance  of a conflict  exists.  If,  however,  the DeAM  Compliance
         Officer  determines  that an actual  conflict  exists,  the  Compliance
         Officer will resolve the conflict  solely in the interests of the Fund, and will report the conflict and its resolution to the Fund's Board (or committee thereof).  If the DeAM Compliance Officer determines that the appearance of a conflict exists,  the DeAM Compliance Officer will take appropriate  steps to remedy such  appearance.  In lieu of  determining whether  a  conflict  exists  and/or  resolving  a  conflict,  the DeAM
         Compliance Officer instead may refer the matter to the Fund's Board (or committee  thereof),  as  appropriate.  However,  the  DeAM  Compliance
         Officer  must  refer the  matter  to the  Fund's  Board  (or  committee thereof) if the DeAM  Compliance  Officer is  directly  involved in the conflict or under similar appropriate circumstances.

         After  responding to a report of a possible  conflict of interest,  the
         DeAM  Compliance  Officer  will  discuss  the  matter  with the  person reporting it (and with the Covered  Officer at issue, if different) for
         purposes  of  educating   those  involved  on  conflicts  of  interests
         (including how to detect and avoid them, if appropriate).

         Appropriate   resolution   of  conflicts   may  restrict  the  personal
         activities of the Covered  Officer and/or his family,  friends or other persons.

         Solely because a conflict is disclosed to the DeAM  Compliance  Officer
         (and/or the Board or  Committee  thereof)  and/or  resolved by the DeAM
         Compliance  Officer does not mean that the  conflict or its  resolution constitutes a waiver from the Code's requirements.

--------

2 For  example,  retaining  a Fund's  independent  accounting  firm may  require pre-approval by the Fund's audit  committee.

                                                                               5

         Any  questions  about  conflicts  of  interests,  including  whether  a particular  situation  might be a  conflict  or an  appearance  of one, should be directed to the DeAM Compliance Officer.

         C.       Use of Personal Fund Shareholder Information

         A Covered Officer may not use or disclose  personal  information  about
         Fund  shareholders,  except in the performance of his or her duties for the Fund. Each Covered Officer also must abide by the Funds' and DeAM's privacy policies under SEC Regulation S-P.

         D.       Public Communications

         In connection with his or her  responsibilities for or involvement with
         a  Fund's  public   communications  and  disclosure   documents  (e.g.,
         shareholder reports,  registration  statements,  press releases),  each
         Covered  Officer must  provide  information  to Fund service  providers
         (within the DeAM  organization  or  otherwise)  and to the Fund's Board
         (and  any  committees  thereof),   independent   auditors,   government
         regulators and  self-regulatory  organizations that is fair,  accurate, complete, objective, relevant, timely and understandable.

         Further,  within the scope of their  duties,  Covered  Officers  having direct or supervisory authority over Fund disclosure documents or other public Fund communications will, to the extent appropriate within their area of responsibility, endeavor to ensure full, fair, timely, accurate and  understandable  disclosure  in  Fund  disclosure  documents.  Such
         Covered Officers will oversee, or appoint others to oversee,  processes for the timely and accurate  creation and review of all public  reports and regulatory filings. Within the scope of his or her responsibilities as a Covered  Officer,  each  Covered  Officer  also  will  familiarize himself or herself with the disclosure  requirements  applicable to the
         Fund,  as well as the business and  financial  operations  of the Fund.
         Each Covered  Officer  also will adhere to, and will promote  adherence to, applicable disclosure controls, processes and procedures, including
         DeAM's Disclosure Controls and Procedures,  which govern the process by which Fund disclosure documents are created and reviewed.

         To the extent that Covered  Officers  participate  in the creation of a
         Fund's  books or records,  they must do so in a way that  promotes  the accuracy, fairness and timeliness of those records.

         E.       Compliance with Applicable Laws, Rules and Regulations

         In connection with his or her duties and within the scope of his or her responsibilities as a Covered Officer, each Covered Officer must comply with governmental  laws, rules and regulations,  accounting  standards,
         and  Fund   policies/procedures   that   apply  to  his  or  her  role,
         responsibilities  and duties  with  respect  to the Funds  ("Applicable
         Laws").  These  requirements  do not  impose on  Covered  Officers  any additional  substantive duties.  Additionally,  Covered Officers should promote compliance with Applicable Laws.

         If a Covered  Officer  knows of any material  violations  of Applicable
         Laws or suspects that such a violation may have  occurred,  the Covered
         Officer  is  expected  to  promptly  report  the  matter  to  the  DeAM
         Compliance Officer.

                                                                               6

IV.      Violation Reporting

         A.       Overview

         Each  Covered  Officer  must  promptly  report  to the DeAM  Compliance
         Officer,   and  promote  the  reporting  of,  any  known  or  suspected violations of the Officer Code.  Failure to report a violation may be a violation of the Officer Code.

         Examples of violations of the Officer Code include, but are not limited to, the following:

         o        Unethical or dishonest behavior

         o        Obvious lack of adherence to policies  surrounding  review and approval of public communications and regulatory filings

         o        Failure to report violations of the Officer Code

         o        Known or obvious deviations from Applicable Laws

         o        Failure to  acknowledge  and certify  adherence to the Officer
                  Code

         The  DeAM  Compliance  Officer  has the  authority  to take any and all action he or she considers appropriate in his or her sole discretion to investigate  known or suspected Code violations,  including  consulting
         with  the  Fund's  Board,  the  independent  Board  members,   a  Board
         committee,  the Fund's legal counsel and/or counsel to the  independent
         Board members. The Compliance Officer also has the authority to use all reasonable resources to investigate violations,  including retaining or engaging legal counsel, accounting firms or other consultants,  subject to applicable law.3 The costs associated with such actions may be borne by the Fund, if appropriate,  after  consultation with the Fund's Board
         (or committee thereof). Otherwise, such costs will be borne by DeAM.

         B.       How to Report

         Any known or suspected  violations of the Officer Code must be promptly reported to the DeAM Compliance Officer.

         C.       Process for Violation Reporting to the Fund Board

         The DeAM Compliance  Officer will promptly report any violations of the
         Code to the Fund's Board (or committee thereof).

         D.       Sanctions for Code Violations

         Violations of the Code will be taken seriously. In response to reported or otherwise known  violations,  DeAM and the relevant Fund's Board may impose sanctions  within the scope of their  respective  authority over the Covered Officer at issue.  Sanctions  imposed by DeAM could include termination  of employment.  Sanctions  imposed by a Fund's Board could include termination of association with the Fund.

V.       Waivers from the Officer Code

         A  Covered  Officer  may  request  a waiver  from the  Officer  Code by transmitting  a written  request  for a waiver  to the DeAM  Compliance
         Officer.4  The request must include the  rationale  for the request and must explain how the waiver would be in furtherance of the standards of conduct  described in and underlying  purposes of the Officer Code. The
         DeAM  Compliance  Officer will present this  information

--------

3 For  example,  retaining  a Fund's  independent  accounting  firm may  require pre-approval by the Fund's audit committee.

4 Of course,  it is not a waiver of the  Officer  Code if the  Fund's  Board (or committee thereof)  determines that a matter is not a deviation from the Officer
Code's requirements or is otherwise not covered by the Code.

                                                                               7

         to the Fund's Board (or committee  thereof).  The Board (or  committee)
         will determine  whether to grant the requested waiver. If the Board (or committee)  grants the requested  waiver,  the DeAM Compliance  Officer thereafter  will  monitor  the  activities  subject to the  waiver,  as appropriate, and will promptly report to the Fund's Board (or committee thereof) regarding such activities, as appropriate.

         The DeAM Compliance Officer will coordinate and facilitate any required public disclosures of any waivers granted or any implicit waivers.

VI.      Amendments to the Code

         The DeAM  Compliance  Officer will review the Officer Code from time to time for its continued  appropriateness and will propose any amendments to the  Fund's  Board (or  committee  thereof)  on a timely  basis.  In addition, the Board (or committee thereof) will review the Officer Code at least annually for its continued  appropriateness  and may amend the
         Code as necessary or appropriate.

         The DeAM Compliance Officer will coordinate and facilitate any required public disclosures of Code amendments.

VII.     Acknowledgement and Certification of Adherence to the Officer Code

         Each  Covered  Officer  must sign a  statement  upon  appointment  as a
         Covered Officer and annually  thereafter  acknowledging  that he or she has  received  and read the Officer  Code,  as amended or updated,  and confirming  that  he or she has  complied  with  it  (see  Appendix  B:
         Acknowledgement  and  Certification  of  Obligations  Under the Officer
         Code).

         Understanding  and  complying  with the  Officer  Code  and  truthfully completing the  Acknowledgement  and Certification Form is each Covered
         Officer's obligation.

         The DeAM Compliance Officer will maintain such  Acknowledgements in the
         Fund's books and records.

VIII.    Scope of Responsibilities

         A Covered Officer's responsibilities under the Officer Code are limited to:

                  (1)      Fund  matters  over  which  the  Officer  has  direct
                           responsibility  or  control,  matters  in  which  the
                           Officer  routinely  participates,  and  matters  with
                           which  the  Officer  is  otherwise   involved  (i.e.,
                           matters  within  the scope of the  Covered  Officer's
                           responsibilities  as a Fund  officer);  and

                  (2)      Fund   matters  of  which  the   Officer  has  actual
                           knowledge.

         IX.      Recordkeeping

         The DeAM  Compliance  Officer  will  create  and  maintain  appropriate records regarding the implementation and operation of the Officer Code, including records relating to conflicts of interest  determinations and investigations of possible Code violations.

                                                                               8

X.       Confidentiality

         All reports and records prepared or maintained pursuant to this Officer
         Code  shall be  considered  confidential  and shall be  maintained  and protected  accordingly.  Except as  otherwise  required  by law or this
         Officer Code,  such matters shall not be disclosed to anyone other than the DeAM Compliance  Officer,  the Fund's Board (or committee thereof), legal counsel, independent auditors, and any consultants engaged by the
         Compliance Officer.

                                                                               9

         Appendices

         Appendix A:

         List of Officers Covered under the Code, by Board:

================================================================================
 Fund Board     Principal Executive    Principal Financial    Other Persons with
                     Officers               Officers          Similar Functions
--------------------------------------------------------------------------------
Chicago         Richard T. Hale        Charles A. Rizzo       --
================================================================================

         DeAM Compliance Officer:

         Name: Amy Olmert

         DeAM Department: Compliance

         Phone Numbers: 410-895-3661 (Baltimore) and 212-454-0111 (New York)

         Fax Numbers: 410-895-3837 (Baltimore) and 212-454-2152 (New York)

As of:   [July 15], 2003

                                                                              10

Appendix B: Acknowledgement and Certification

                    Initial Acknowledgement and Certification
                      of Obligations Under the Officer Code

--------------------------------------------------------------------------------
Print Name                 Department              Location         Telephone

         1.       I  acknowledge  and certify that I am a Covered  Officer under the Scudder Fund  Principal  Executive and  Financial  Officer
                  Code of Ethics ("Officer Code"),  and therefore subject to all of its requirements and provisions.

         2.       I have received and read the Officer Code and I understand the requirements and provisions set forth in the Officer Code.

         3.       I have disclosed any conflicts of interest of which I am aware to the DeAM Compliance Officer.

         4.       I will act in the best interest of the Funds for which I serve as an  officer  and have  maintained  the  confidentiality  of personal information about Fund shareholders.

         5.       I will report any known or suspected violations of the Officer
                  Code in a timely manner to the DeAM Compliance Officer.

--------------------------------------------------------------------------------
Signature                                                             Date

                                                                              11

                    Annual Acknowledgement and Certification
                      of Obligations Under the Officer Code

--------------------------------------------------------------------------------
Print Name                 Department              Location         Telephone

         6.       I  acknowledge  and certify that I am a Covered  Officer under the Scudder Fund  Principal  Executive and  Financial  Officer
                  Code of Ethics ("Officer Code"),  and therefore subject to all of its requirements and provisions.

         7.       I have  received and read the Officer  Code,  and I understand the requirements and provisions set forth in the Officer Code.

         8.       I have adhered to the Officer Code.

         9.       I have not knowingly been a party to any conflict of interest, nor have I had  actual  knowledge  about  actual  or  apparent conflicts  of  interest  that I did  not  report  to the  DeAM
                  Compliance  Officer  in  accordance  with the  Officer  Code's requirements.

         10.      I have  acted in the best  interest  of the  Funds for which I serve as an officer and have maintained the confidentiality of personal information about Fund shareholders.

         11.      With  respect to the  duties I perform  for the Fund as a Fund officer,  I believe that  effective  processes are in place to create and file public  reports and  documents  in  accordance with applicable regulations.

         12.      With  respect to the  duties I perform  for the Fund as a Fund officer,  I have complied to the best of my knowledge with all
                  Applicable  Laws (as that term is defined in the Officer Code)
                  and  have  appropriately  monitored  those  persons  under  my supervision for compliance with Applicable Laws.

         13.      I have  reported  any  known or  suspected  violations  of the
                  Officer  Code  in a  timely  manner  to  the  DeAM  Compliance
                  Officer.

--------------------------------------------------------------------------------
Signature                                                             Date

                                                                              12

         Appendix C:  Definitions

         Principal Executive Officer

         Individual  holding  the office of  President  of the Fund or series of
         Funds, or a person performing a similar function.

         Principal Financial Officer

         Individual  holding  the office of  Treasurer  of the Fund or series of
         Funds, or a person performing a similar function.

         Registered Investment Management Investment Company

         Registered  investment  companies other than a face-amount  certificate company or a unit investment trust.

         Waiver

         A waiver is an approval of an exemption from a Code requirement.

         Implicit Waiver

         An implicit  waiver is the failure to take action  within a  reasonable period of time  regarding a material  departure  from a requirement  or provision  of the  Officer  Code that has been  made  known to the DeAM
         Compliance Officer or the Fund's Board (or committee thereof).

                                                                              13

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr.
Donald L. Dunaway. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder YieldWise Government Money Fund

By:                                 /s/Richard T. Hale
                                    --------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               September 22, 2003
                                    --------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder YieldWise Government Money Fund

By:                                 /s/Richard T. Hale
                                    --------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               September 22, 2003
                                    --------------------------------

By:                                 /s/Charles A. Rizzo
                                    --------------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2003
                                    --------------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder YieldWise Money Fund

By:                                 /s/Richard T. Hale
                                    --------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               September 22, 2003
                                    --------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder YieldWise Money Fund

By:                                 /s/Richard T. Hale
                                    --------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               September 22, 2003
                                    --------------------------------

By:                                 /s/Charles A. Rizzo
                                    --------------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2003
                                    --------------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder YieldWise Municipal Money Fund

By:                                 /s/Richard T. Hale
                                    --------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               September 22, 2003
                                    --------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder YieldWise Municipal Money Fund

By:                                 /s/Richard T. Hale
                                    --------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               September 22, 2003
                                    --------------------------------

By:                                 /s/Charles A. Rizzo
                                    --------------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2003
                                    --------------------------------